Schedule I-Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I-Condensed Financial Information of Registrant

Schedule I—Condensed Financial Information of Registrant

Nielsen Holdings N.V.

Parent Company Only

Statements of Operations

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Selling, general and administrative expenses	$2	$2	$—

Operating loss	(2)	(2)	—
Interest expense	(23)	(21)	—
Foreign currency exchange transaction (loss)/gain	(1)	—	1

(Loss)/income from continuing operations before income taxes and equity in net income of subsidiaries	(26)	(23)	1
Benefit/(Provision) for income taxes	2	(2)	—
Equity in net income of subsidiaries	297	109	129

Net income	$273	$84	$130

Nielsen Holdings N.V.

Parent Company Only

Balance Sheets

	December 31,
(IN MILLIONS)	2012	2011
Assets:
Current assets
Cash and cash equivalents	$1	$—
Amounts receivable from subsidiary	7	28
Other current assets	—	7
Loan receivable from subsidiary	7	6

Total current assets	15	41
Deferred tax assets	—	22
Investment in subsidiaries	5,216	4,888
Other non-current assets	1	2

Total assets	$5,232	$4,953

Liabilities and equity:
Current liabilities
Interest payable	3	3
Income tax liabilities	—	29

Total current liabilities	3	32
Long-term debt	288	288
Other non-current liabilities	5	—

Total liabilities	296	320
Total equity	4,936	4,633

Total liabilities and equity	$5,232	$4,953

Nielsen Holdings N.V.

Parent Company Only

Statements of Cash Flows

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Net cash (used in)/provided by operating activities	$(18)	$(16)	$(2)
Investing Activities:
Investment in subsidiaries	—	(2,078)	—
Intercompany loans and advances with subsidiaries	(1)	(6)	2

Net cash (used in)/provided by investing activities	(1)	(2,084)	2

Financing Activities:
Proceeds from the Issuance of debt	—	277	—
Issuance of common stock	—	1,810	2
Dividends received from subsidiary	—	—	9
Dividends paid to stockholders	—	—	(2)
Capital Contributions to Subsidiary	(14)	—	—
Activity under stock plans	34	10	(8)

Net cash provided by financing activities	20	2,097	1

Net increase/(decrease) in cash and cash equivalents	1	(3)	1
Cash and cash equivalents, beginning of period	—	3	2

Cash and cash equivalents, end of period	$1	$—	$3

The notes to the consolidated financial statements of Nielsen Holdings N.V. (the “Company”) are an integral part of these unconsolidated financial statements.

Notes to Schedule I

1. Basis of Presentation

The Company has accounted for the earnings of its subsidiaries under the equity method in these financial statements.

2. Commitments and Contingencies

The Company had no material commitments or contingencies during the reported periods.

3. Related Party Transactions

The Company executed a $6 million short-term loan with one of its subsidiaries with an original maturity in June 2012 and began accreting interest in December 2011 at a rate of 3.01%. In 2012, the loan was extended at a rate of 2.99% and will mature in December 2013.

The Company enters into certain transactions with its subsidiaries through the normal course of operations and periodically settles these transactions in cash. On December 31, 2012, the Company has a $7 million receivable from subsidiary associated with the sale of shares of common stock in conjunction with acquisitions made by its subsidiaries. During the year ended December 31, 2011, the Company received a net cash payment of $5 million associated with the sale of shares of common stock in conjunction with acquisitions made by its subsidiaries, net of reimbursements of fees paid on behalf of the Company by its subsidiaries

4. Common Stock and Mandatory Convertible Bond Offerings and Related Transactions

On January 31, 2011, the Company completed an initial public offering of 82,142,858 shares of its €0.07 par value common stock at a price of $23.00 per share, generating proceeds of approximately $1,801 million, net of $88 million of underwriter discounts. As of December 31, 2011, Luxco owned 270,746,445 shares (or approximately 75%) of the Company’s common stock. On March 26, 2012, Luxco and certain Nielsen employees (the “selling shareholders”) completed a public offering of 34,500,000 shares of Nielsen’s common stock at a price of $30.25 per share. As of December 31, 2012, Luxco owned 236,266,399 shares (or approximately 65%) of our outstanding shares of common stock. In February 2013, Luxco and certain Nielsen employees completed a public offering of 40,814,883 shares of the Company’s common stock at a price of $32.55 per share. Subsequent to this offering, Luxco owned 195,463,201 shares (or approximately 52%) of the Company’s common stock.

Concurrent with its offering of common stock, the Company issued $288 million in aggregate principal amount of 6.25% Mandatory Convertible Subordinated Bonds due February 1, 2013 (“the Bonds”), generating proceeds of approximately $277 million, net of $11 million of underwriter discounts. Interest on the Bonds is payable quarterly in arrears in February, May, August and November of each year, and commenced in May 2011. The Bonds provided for mandatory conversion into between 10,416,700 and 12,499,925 shares of Nielsen’s common stock on February 1, 2013 at a conversion rate per $50.00 principal amount of the bonds of not more than 2.1739 shares and not less than 1.8116 shares depending on the market value of its common stock (the average of the volume weighted-average price of its common stock for a 20 consecutive trading day period beginning on the 25 trading day immediately preceding February 1, 2013) relative to the initial price and the threshold appreciation price per share of $23.00 and $27.60, respectively. On February 1, 2013, the Bonds were converted into 10,416,700 shares of Nielsen’s common stock at per share price of $27.60.

The Company remitted and utilized substantially all of the combined net proceeds of approximately $2,078 million associated with the aforementioned transactions to certain of its subsidiaries to settle the Advisory Agreements in place between the Sponsors and certain of such subsidiaries and to redeem and retire certain issuances of the Company’s subsidiary long-term indebtedness.

Recent Developments

In January 2013, the Company adopted a cash dividend policy pursuant to which it intends to declare and pay quarterly cash dividends on each issued and outstanding share of common stock. The first quarterly cash dividend under this policy was declared by the Company’s board of directors in the amount of $0.16 per share payable on March 20, 2013 to holders of record of shares of its common stock on March 6, 2013. Any decision to declare and pay dividends in the future will be made at the discretion of our board of directors and will be subject to the board’s continuing determination that the dividend policy and the declaration of dividends thereunder are in the best interests of our shareholders, and are in compliance with all laws and agreements to which we are subject. In addition, the Company’s ability to pay dividends is limited by covenants in our senior secured credit facilities and in the indentures governing our notes. See the “Liquidity and Capital Resources” section of “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and Note 10 to our consolidated financial statements – “Long-term Debt and Other Financing Arrangements,” for a description of our senior secured credit facility, debenture loans and these dividend restrictions.